Income Taxes - Earning/loss From Continuing Operation Before Income Taxes and Discontinued Operation (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Jun. 30, 2012	Jun. 30, 2011	Jun. 30, 2010
Earnings/(loss) from continuing operations before income taxes and discontinued operations
U.S. Operations	$ (402.1)	$ (85.1)	$ (543.5)
Non-U.S. Operation	420.7	79.7	328.1
Total Earnings/(loss) from continuing operations before income taxes and discontinued operations	$ 18.6	$ (5.4)	$ (215.4)